Risk information - Net exposures European countries, excluding Sweden by exposure classes (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2021	Dec. 31, 2020
Risk information
Net exposure	kr 372.5	kr 359.5
Germany
Risk information
Net exposure	10.3	8.6
Finland
Risk information
Net exposure	8.2	8.9
France
Risk information
Net exposure	7.8	8.0
United Kingdom
Risk information
Net exposure	7.0	7.0
Norway
Risk information
Net exposure	6.8	4.8
Austria
Risk information
Net exposure	6.0	5.7
Denmark
Risk information
Net exposure	5.4	5.2
Luxembourg
Risk information
Net exposure	4.3	4.6
Netherlands
Risk information
Net exposure	4.0	3.2
Belgium
Risk information
Net exposure	2.9	2.5
Poland
Risk information
Net exposure	2.8	2.9
Spain
Risk information
Net exposure	2.3	1.9
Portugal
Risk information
Net exposure	1.0	0.7
Ireland
Risk information
Net exposure	0.6	0.6
Serbia
Risk information
Net exposure	0.4	0.3
Switzerland
Risk information
Net exposure	0.4	0.8
Lithuania
Risk information
Net exposure	0.3
Czech Republic
Risk information
Net exposure	0.2
Estonia
Risk information
Net exposure	0.1	0.1
Iceland
Risk information
Net exposure	0.1	0.1
Italy
Risk information
Net exposure	0.1	0.1
Latvia
Risk information
Net exposure	0.1	0.2
Slovakia
Risk information
Net exposure	0.1
Europe except Sweden
Risk information
Net exposure	71.2	66.2
Central governments
Risk information
Net exposure	185.5	185.5
Central governments | Germany
Risk information
Net exposure	3.7	3.0
Central governments | Finland
Risk information
Net exposure	1.5	2.5
Central governments | France
Risk information
Net exposure	4.5	4.8
Central governments | United Kingdom
Risk information
Net exposure	0.0	0.0
Central governments | Norway
Risk information
Net exposure	0.6	0.2
Central governments | Austria
Risk information
Net exposure	4.3	4.1
Central governments | Denmark
Risk information
Net exposure	0.2	1.0
Central governments | Luxembourg
Risk information
Net exposure	0.7	1.0
Central governments | Netherlands
Risk information
Net exposure	0.3	1.3
Central governments | Belgium
Risk information
Net exposure	1.2	1.1
Central governments | Poland
Risk information
Net exposure	2.6	2.9
Central governments | Europe except Sweden
Risk information
Net exposure	19.6	21.9
Regional governments
Risk information
Net exposure	15.3	12.3
Regional governments | Finland
Risk information
Net exposure	0.0	0.1
Regional governments | Europe except Sweden
Risk information
Net exposure	0.0	0.1
Multilateral development banks
Risk information
Net exposure	3.0	3.5
Multilateral development banks | Finland
Risk information
Net exposure		0.3
Multilateral development banks | Luxembourg
Risk information
Net exposure	3.0	3.2
Multilateral development banks | Europe except Sweden
Risk information
Net exposure	3.0	3.5
Public sector entity
Risk information
Net exposure	5.4	4.2
Public sector entity | Germany
Risk information
Net exposure	5.2	4.2
Public sector entity | Denmark
Risk information
Net exposure	0.2
Public sector entity | Europe except Sweden
Risk information
Net exposure	5.4	4.2
Financial institutions
Risk information
Net exposure	41.2	30.9
Financial institutions | Germany
Risk information
Net exposure	1.1	1.0
Financial institutions | Finland
Risk information
Net exposure	0.4	0.2
Financial institutions | France
Risk information
Net exposure	1.9	2.6
Financial institutions | United Kingdom
Risk information
Net exposure	3.0	3.2
Financial institutions | Norway
Risk information
Net exposure	1.9	0.2
Financial institutions | Austria
Risk information
Net exposure	1.7	1.6
Financial institutions | Denmark
Risk information
Net exposure	3.2	2.5
Financial institutions | Netherlands
Risk information
Net exposure	3.4	1.6
Financial institutions | Belgium
Risk information
Net exposure	0.8	0.7
Financial institutions | Spain
Risk information
Net exposure	1.3	1.3
Financial institutions | Switzerland
Risk information
Net exposure	0.0	0.1
Financial institutions | Estonia
Risk information
Net exposure		0.0
Financial institutions | Italy
Risk information
Net exposure	0.0
Financial institutions | Latvia
Risk information
Net exposure	0.1	0.2
Financial institutions | Europe except Sweden
Risk information
Net exposure	18.8	15.2
Corporates
Risk information
Net exposure	122.1	123.1
Corporates | Germany
Risk information
Net exposure	0.3	0.4
Corporates | Finland
Risk information
Net exposure	6.3	5.8
Corporates | France
Risk information
Net exposure	1.4	0.6
Corporates | United Kingdom
Risk information
Net exposure	4.0	3.8
Corporates | Norway
Risk information
Net exposure	4.3	4.4
Corporates | Denmark
Risk information
Net exposure	1.8	1.7
Corporates | Luxembourg
Risk information
Net exposure	0.6	0.4
Corporates | Netherlands
Risk information
Net exposure	0.3	0.3
Corporates | Belgium
Risk information
Net exposure	0.9	0.7
Corporates | Poland
Risk information
Net exposure	0.2	0.0
Corporates | Spain
Risk information
Net exposure	1.0	0.6
Corporates | Portugal
Risk information
Net exposure	1.0	0.7
Corporates | Ireland
Risk information
Net exposure	0.6	0.6
Corporates | Serbia
Risk information
Net exposure	0.4	0.3
Corporates | Switzerland
Risk information
Net exposure	0.4	0.7
Corporates | Lithuania
Risk information
Net exposure	0.3
Corporates | Czech Republic
Risk information
Net exposure	0.2
Corporates | Estonia
Risk information
Net exposure	0.1	0.1
Corporates | Iceland
Risk information
Net exposure	0.1	0.1
Corporates | Italy
Risk information
Net exposure	0.1	0.1
Corporates | Slovakia
Risk information
Net exposure	0.1
Corporates | Europe except Sweden
Risk information
Net exposure	kr 24.4	kr 21.3